UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. Senior
Title:  Chief Operating Officer
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Michael J. Senior  Short Hills, New Jersey  November 14, 2000

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $594,604

List of Other Included Managers:

No.  13F File Number   Name:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGIS RLTY INC COM             COM              00760p104      438 43300.0000SH      SOLE                                 43300.0000
AHT CORPORATION                COM              00130R103       33 75000.0000SH      SOLE                                 75000.0000
ALEXANDERS INC                 COM              014752109      248 3029.0000SH       SOLE                                  3029.0000
ALLEGHANY CORP DEL             COM              017175100     1172 5980.0000SH       SOLE                                  5980.0000
ALLIANCE CAP MGMT HOLDINGS     COM              01855A101      980 19550.0000SH      SOLE                                 19550.0000
ALLSTAR INNS INC COM           COM              019889104        0 28200.0000SH      SOLE                                 28200.0000
AMERCO COM                     COM              023586100     1719 87850.0000SH      SOLE                                 87850.0000
AMERICAN EXPRESS CO            COM              025816109     5933 97664.0000SH      SOLE                                 97664.0000
BARRICK GOLD CORP COM          COM              067901108      300 19700.0000SH      SOLE                                 19700.0000
BARRY R G CORP OHIO            COM              068798107       52 17463.0000SH      SOLE                                 17463.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   141616 2199.0000SH       SOLE                                  2199.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    74704 36089.0000SH      SOLE                                 36089.0000
BLACKROCK INCOME TR COM        COM              09247F100      120 18850.0000SH      SOLE                                 18850.0000
CALIF FED BK-GOODWILL CERTIF   COM              130209604       24 12006.0000SH      SOLE                                 12006.0000
CEDAR FAIR L P DEPOSITRY UNIT  COM              150185106      640 34700.0000SH      SOLE                                 34700.0000
CITIGROUP                      COM              172967101      918 16975.0000SH      SOLE                                 16975.0000
CLAYTON HOMES INC COM          COM              184190106     1183 118350.0000SH     SOLE                                 118350.00
COAST SAVINGS LITIGATION RIGHT COM              19034q110      235 156700.0000SH     SOLE                                 156700.00
COCA COLA CO                   COM              191216100      789 14315.0000SH      SOLE                                 14315.0000
CONSOLIDATED PRODS INC COM     COM              209798107      122 15200.0000SH      SOLE                                 15200.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     4604 162600.0000SH     SOLE                                 162600.00
FARM FAMILY HOLDING INC        COM              307901108      383 12099.0000SH      SOLE                                 12099.0000
FEDERAL HOME LN MTG CP         COM              313400301     4352 80500.0000SH      SOLE                                 80500.0000
FIRST UN RL EST EQ&MTG SH BEN  COM              337400105     1116 405895.0000SH     SOLE                                 405895.0
FRANKLIN ELEC INC              COM              353514102      640 9279.8860SH       SOLE                                  9279.8860
FREMONT GEN CORP COM           COM              357288109       46 13400.0000SH      SOLE                                 13400.0000
GOLDEN WEST FINL DEL COM       COM              381317106      308 5748.0000SH       SOLE                                  5748.0000
GYRODYNE CO AMER INC COM       COM              403820103      226 16031.0000SH      SOLE                                 16031.0000
HARKEN ENERGY CORP COM         COM              412552309       25 40000.0000SH      SOLE                                 40000.0000
HOMEFED CORP                   COM              43739D208     1103 1838173.0000SH    SOLE                                 1838173.00
HOUSEHOLD INTL                 COM              441815107   220314 3890750.0000SH    SOLE                                 3890750.00
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
IKON OFFICE SOLUTIONS COM      COM              451713101       59 15000.0000SH      SOLE                                 15000.0000
IMMUCELL CORP COM PAR $0.10    COM              452525306       45 18776.0000SH      SOLE                                 18776.0000
IMPERIAL PKG CORP COM          COM              453077109      347 20581.0000SH      SOLE                                 20581.0000
INTEL CORP                     COM              458140100     1332 32056.0000SH      SOLE                                 32056.0000
INTERNATIONAL SPEEDWAY CL A    COM              460335201     1489 38184.0000SH      SOLE                                 38184.0000
JEFFERIES GROUP INC (NEW)      COM              472319102     2266 84300.0000SH      SOLE                                 84300.0000
JZ EQUITY PARTNERS ORD         COM              GB0002904      453 150000.0000SH     SOLE                                 150000.00
KULICKE & SOFFA INDS COM       COM              501242101      266 20000.0000SH      SOLE                                 20000.0000
LEUCADIA NATL                  COM              527288104    16046 599835.0000SH     SOLE                                 599835.00
M & T BANK CORP                COM              55261F104     1020 2000.0000SH       SOLE                                  2000.0000
MARKEL CORP                    COM              570535104    15049 99169.0000SH      SOLE                                 99169.0000
MERCK & CO INC COM             COM              589331107      596 8000.0000SH       SOLE                                  8000.0000
MERCURY GENL CORP NEW          COM              589400100    58066 2050876.7300SH    SOLE                                 2050876.73
MERITOR SVGS BK PA COM         COM              590007100       66 38645.0000SH      SOLE                                 38645.0000
MORGAN STAN DEAN WITTR MUN INC COM              61745P460      143 15800.0000SH      SOLE                                 15800.0000
MORGAN STAN DEAN WITTR MUN INC COM              61745P486      154 16700.0000SH      SOLE                                 16700.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448     3241 35440.0000SH      SOLE                                 35440.0000
NETWORK COMPUTG DEVICE         COM              64120n100       41 50000.0000SH      SOLE                                 50000.0000
NETWORKS ASSOCS INC COM        COM              64120N100      283 12500.0000SH      SOLE                                 12500.0000
PFIZER INC COM                 COM              717081103      417 9275.0000SH       SOLE                                  9275.0000
PLAINS ALL AM PIPELINE UNIT LT COM              726503105      252 13000.0000SH      SOLE                                 13000.0000
PMC CAP INC COM                COM              693430100      169 18000.0000SH      SOLE                                 18000.0000
PROGRESSIVE CORP OHIO          COM              743315103      573 7000.0000SH       SOLE                                  7000.0000
PROGRESSIVE SVGS BK CA         COM              743374100        0 48000.0000SH      SOLE                                 48000.0000
PUTNAM MASTR INTR INCM SH BEN  COM              746909100       65 10100.0000SH      SOLE                                 10100.0000
RLI CORP                       COM              749607107     3743 97051.0000SH      SOLE                                 97051.0000
SELECTIVE INS GROUP COM        COM              816300107      263 14700.0000SH      SOLE                                 14700.0000
SERVICE CORP INTL COM          COM              817565104       29 12000.0000SH      SOLE                                 12000.0000
SYSTEMAX INC                   COM              871851101      103 37500.0000SH      SOLE                                 37500.0000
TEMPLETON GLOBAL INCM COM      COM              880198106       73 12100.0000SH      SOLE                                 12100.0000
TOKHEIM CORP COM               COM              889073102       12 60000.0000SH      SOLE                                 60000.0000
TOPPS INC COM                  COM              890786106      230 25000.0000SH      SOLE                                 25000.0000
URECOATS INDUSTRIES COM        COM              91724E103      328 300000.0000SH     SOLE                                 300000.0
USA EDUCATION INC              COM              90390U102     1304 27070.0000SH      SOLE                                 27070.0000
UST INC COM                    COM              902911106      358 15630.0000SH      SOLE                                 15630.0000
VORNADO RLTY TR SH BEN INT     COM              929042109      620 16694.0000SH      SOLE                                 16694.0000
WASHINGTON POST CO CL B        COM              939640108      762 1444.0000SH       SOLE                                  1444.0000
WASTE MGMT INC DEL COM         COM              94106L109      174 10000.0000SH      SOLE                                 10000.0000
WELLS FARGO & CO               COM              949746101     7357 160140.0000SH     SOLE                                 160140.00
WELLSFORD REAL PPTYS COM       COM              950240101      305 15427.0000SH      SOLE                                 15427.0000
WESCO FINL CORP COM            COM              950817106     2676 10661.0000SH      SOLE                                 10661.0000
WHITE MTNS INS GROUP LTD COM   COM              G9618E107     4311 15800.0000SH      SOLE                                 15800.0000
FRANCHISE FIN CORP COM         COM              351807102      207 9200.0000SH       SOLE                                  9200.0000
GLENBOROUGH RLTY TR COM        COM              37803P105      328 18200.0000SH      SOLE                                 18200.0000
PMC COML TR SH BEN INT         COM              693434102      397 38300.0000SH      SOLE                                 38300.0000
RFS HOTEL INVS INC COM         COM              74955J108      271 21500.0000SH      SOLE                                 21500.0000
TANGER FACTORY OUTLET COM      COM              875465106      246 11200.0000SH      SOLE                                 11200.0000
TOWN & CTRY TR SH BEN INT      COM              892081100      495 27500.0000SH      SOLE                                 27500.0000
HOUSEHOLD CAP TR               PFD              44180s207      233     8800 SH       SOLE                                       8800
BOULDER TOTAL RETURN COM                        101541100      280 25000.000SH       SOLE                                  25000.000
DAVIS NY VENTURE FD CL A                        239080104     1518 48565.922SH       SOLE                                  48565.922
ABBOTT LABS    CLL OPT 30.0000 LEA                             238       50 SH       SOLE                                         50
HOUSEHOLD INTL CLL OPT 30.0000 LEA                             679      120 SH       SOLE                                        120
HOUSEHOLD INTL CLL OPT 45.0000 LEA                             283       50 SH       SOLE                                         50